Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	27
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$252,462,085.73	0.5597829	$223,966,008.24	0.4965987	$28,496,077.49
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$476,692,085.73	0.3154332	$448,196,008.24	0.2965770	$28,496,077.49

Weighted Avg. Coupon (WAC)	4.11%		4.14%
Weighted Avg. Remaining Maturity (WARM)	33.63		32.92
Pool Receivables Balance	$512,706,261.82		$483,817,055.64
Remaining Number of Receivables	52,414		51,221

Adjusted Pool Balance	$507,819,282.54		$479,323,205.05

III. COLLECTIONS

Principal:
Principal Collections	$28,130,298.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$645,544.26
Total Principal Collections	$28,775,842.99

Interest:
Interest Collections	$1,769,495.40
Late Fees & Other Charges	$66,701.01
Interest on Repurchase Principal	$-
Total Interest Collections	$1,836,196.41

Collection Account Interest	$366.49
Reserve Account Interest	$116.67
Servicer Advances	$-

Total Collections	$30,612,522.56

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	27
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$30,612,522.56
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$38,394,321.76
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$427,255.22		$427,255.22	$427,255.22
Collection Account Interest					$366.49
Late Fees & Other Charges					$66,701.01
Total due to Servicer					$494,322.72

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$111,504.09		$111,504.09
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$203,411.09		$203,411.09	$203,411.09

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$29,836,864.91

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$28,496,077.49

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$28,496,077.49
Class A-4 Notes				$-
Class A Notes Total:		$28,496,077.49		$28,496,077.49
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$28,496,077.49		$28,496,077.49

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,340,787.42

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,886,979.28
Beginning Period Amount	$4,886,979.28
Current Period Amortization	$393,128.69
Ending Period Required Amount	$4,493,850.59
Ending Period Amount	$4,493,850.59
Next Distribution Date Amount	$4,127,247.30

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	27
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	6.13%	6.49%	6.49%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.22%	50,307	97.33%	$470,906,065.89
30 - 60 Days	1.38%	708	2.06%	$9,961,545.82
61 - 90 Days	0.33%	170	0.51%	$2,458,210.07
91 + Days	0.07%	36	0.10%	$491,233.86
		51,221		$483,817,055.64
Total
Delinquent Receivables 61 + days past due	0.40%	206	0.61%	$2,949,443.93
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.42%	221	0.63%	$3,226,393.05
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	170	0.45%	$2,440,461.23
Three-Month Average Delinquency Ratio	0.38%		0.56%

Repossession in Current Period		48		$628,055.39
Repossession Inventory		86		$334,480.21

Charge-Offs
Gross Principal of Charge-Off for Current Period				$758,907.45
Recoveries				$(645,544.26)
Net Charge-offs for Current Period				$113,363.19

Beginning Pool Balance for Current Period				$512,706,261.82

Net Loss Ratio				0.27%
Net Loss Ratio for 1st Preceding Collection Period				0.41%
Net Loss Ratio for 2nd Preceding Collection Period				1.32%
Three-Month Average Net Loss Ratio for Current Period				0.67%

Cumulative Net Losses for All Periods				$11,229,882.09
Cumulative Net Losses as a % of Initial Pool Balance				0.71%

Principal Balance of Extensions				$3,206,088.00
Number of Extensions				214